Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Total cash outflows of leases	₩ 4,107	₩ 3,897